(Loss) Earnings Per Share - Schedule of Basic and Diluted Net (Loss) Earnings Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss) income attributable to ordinary shareholders – basic		$ (176,857,834)	$ 65,932,247	$ 139,708,193
Net (loss) income attributable to ordinary shareholders – diluted		$ (176,857,834)	$ 65,932,247	$ 139,708,193
Denominator:
Weighted average number of ordinary shares outstanding – basic	[1]	109,060,159	107,812,503	107,812,503
Weighted average number of ordinary shares outstanding – diluted	[1]	109,060,159	107,812,503	107,812,503
(Loss) earnings per share attributable to ordinary shareholders – basic	[1]	$ (1.62)	$ 0.61	$ 1.3
(Loss) earnings per share attributable to ordinary shareholders – diluted	[1]	$ (1.62)	$ 0.61	$ 1.3

[1]	The number of ordinary shares has been retrospectively adjusted for the 1-for-10 share subdivision effected on February 3, 2025 (the “February 2025 Share Subdivision”), the increase of share capital effected on February 3, 2025 (the “Share Capital Increase”) and the issuance of the an aggregate of 19,770,000 Class A ordinary shares and 5,230,000 Class B ordinary shares on February 3, 2025 to existing shareholders of BGIN BLOCKCHAIN LIMITED on a pro rata basis (the “Share Issuance”), and the 1-for-1.4375 share subdivision effected on July 16, 2025 (the “July 2025 Share Subdivision”)